Organization and Nature of Business (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 29, 2016	Feb. 28, 2010	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 29, 2013	Dec. 21, 2012	Dec. 29, 2011
Debt Instrument [Line Items]
Ratio of forward stock splits issued and outstanding shares	1 for 250	1.3157895:1
Proceeds from issuance of private placement			$ 9,555,000
Magnolia Solar Corporation
Debt Instrument [Line Items]
Net loss attributable to controlling interest				$ (565,941)	$ (573,718)
Cash				45,870	$ 25,127	$ 118,172
Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of private placement				$ 990,000
Aggregate principal amount of 2009 notes							$ 2,400,000	$ 2,000,000	$ 2,660,000